Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments - additional disclosure [abstract]
Disclosure of financial assets and financial liabilities
		2023

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	17	13 343	50

Time deposits and short-term investments with original maturity more than 90 days	17	569

Trade receivables	16	7 107

Other receivables and current assets	18	1 127	124	1

Long-term financial investments - equity securities	14		1 086	317

Long-term financial investments - debt securities	14		29

Long-term financial investments - fund investments	14			190

Long-term loans, advances, security deposits and other long-term receivables	14	432

Associated companies at fair value through profit and loss				101

Derivative financial instruments	17			355

Contingent consideration receivables	14/18			618

Total financial assets		22 578	1 289	1 582

Bank and other short-term financial debt	22	624

Commercial paper	22	3 269

Straight bonds	20	20 585

Long-term liabilities to banks and other financial institutions	20	42

Trade payables		4 926

Contingent consideration liabilities (see Note 21/23) and other financial liabilities				491

Derivative financial instruments	22			91

Lease liabilities	11				1 828

Total financial liabilities		29 446		582	1 828

		2022

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	17	7 517

Time deposits and short-term investments with original maturity more than 90 days	17	11 089

Trade receivables	16	8 066

Other receivables and current assets	18	958

Marketable securities - debt securities	17		9

Long-term financial investments - equity securities	14		828	317

Long-term financial investments - debt securities	14		37

Long-term financial investments - fund investments	14			281

Long-term loans, advances, security deposits and other long-term receivables	14	341

Associated companies at fair value through profit and loss				129

Derivative financial instruments	17			204

Contingent consideration receivables	14			650

Total financial assets		27 971	874	1 581

Bank and other short-term financial debt	22	863

Commercial paper	22	2 772

Straight bonds	20	22 341

Long-term liabilities to banks and other financial institutions	20	144

Trade payables		5 146

Contingent consideration liabilities (see Note 21/23) and other financial liabilities				1 067

Derivative financial instruments	22			55

Lease liabilities	11				1 789

Total financial liabilities		31 266		1 122	1 789

Derivative financial instruments
	Contract or underlying principal amounts		Positive fair values		Negative fair values

(USD millions)	2023	2022	2023	2022	2023	2022

Forward foreign exchange rate contracts	11 944	7 907	335	189	-91	-41

Commodity purchase contracts	76	97	20	15

Options on equity securities		39				-14

Total derivative financial instruments included in marketable securities and in current financial debts	12 020	8 043	355	204	-91	-55

Contract or underlying principal amount the derivative financial instruments, by currency
2023

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 629	8 980	1 335	11 944

Commodity purchase contracts	61	15		76

Total derivative financial instruments	1 690	8 995	1 335	12 020

	2022

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	687	5 659	1 561	7 907

Commodity purchase contracts	80	17		97

Options on equity securities		39		39

Total derivative financial instruments	767	5 715	1 561	8 043

Fair value by hierarchy
	2023

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents
Debt securities [1]	50			50

Total cash and cash equivalents at fair value	50			50

Marketable securities
Derivative financial instruments		355		355

Total marketable securities and derivative financial instruments at fair value		355		355

Fund investments and equity securities current	94		31	125

Current contingent consideration receivables			65	65

Long-term financial investments
Debt and equity securities	796	20	616	1 432

Fund investments	7		183	190

Non-current contingent consideration receivables			553	553

Total long-term financial investments at fair value	803	20	1 352	2 175

Associated companies at fair value through profit and loss			101	101

Financial liabilities
Current contingent consideration liabilities			-14	-14

Other financial liabilities current			-88	-88

Derivative financial instruments		-91		-91

Total current financial liabilities at fair values		-91	-102	-193

Non-current contingent consideration liabilities			-389	-389

Total non-current financial liabilities at fair value			-389	-389

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
	2022

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Marketable securities and derivative financial instruments
Debt securities		9		9

Derivative financial instruments		204		204

Total marketable securities and derivative financial instruments at fair value		213		213

Current contingent consideration receivables			43	43

Long-term financial investments
Debt and equity securities	473	10	699	1 182

Fund investments	20		261	281

Non-current contingent consideration receivables			607	607

Total long-term financial investments at fair value	493	10	1 567	2 070

Associated companies at fair value through profit and loss			129	129

Financial liabilities
Contingent consideration liabilities			-131	-131

Derivative financial instruments		-55		-55

Total current financial liabilities at fair value		-55	-131	-186

Non-current contingent consideration liabilities			-704	-704

Other financial liabilities			-232	-232

Total non-current financial liabilities at fair value			-936	-936

Reconciliation of changes in fair value measurement
	2023

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	129	261	699	650	-835	-232

Impact from discontinued operations [1]					101

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	4	1	11	48	552

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-28	-48	-63	-31	-65	-9

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	2	3	71		-32

Purchases	9	14	82		-180

Cash receipts and payments				-49	20	153

Disposals	-6	-47	-80		36

Reclassification	-9		-73

December 31	101	184	647	618	-403	-88

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2023	-24	-47	-52	17	487	-9

[1] Represents the carrying values associated with Level 3 financial instruments at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

	2022

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	192	338	617	641	-1 075	-19

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		4	35	53	530	15

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-63	-78	-84		-114	-18

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects			24		11

Purchases	4	11	160		-231	-238

Cash receipts and payments				-44	44	28

Disposals		-12	-13

Reclassification	-4	-2	-40

December 31	129	261	699	650	-835	-232

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2022	-63	-74	-49	53	416	-3

Equity securities measured at fair value through other comprehensive income
(USD millions)	2023	2022

Listed equity securities	861	438

Non-listed equity securities	349	390

Total equity securities	1 210	828

Monitoring of net debt or liquidity based on contractual maturities
	2023

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	12	516	41			569

Commodities					111	111

Derivative financial instruments	24	310	1		20	355

Cash and cash equivalents	7 641	5 752				13 393

Total current financial assets	7 677	6 578	42		131	14 428

Non-current liabilities
Financial debt				-9 492	-8 944	-18 436

Financial debt - undiscounted				-9 522	-9 050	-18 572

Total non-current financial debt				-9 492	-8 944	-18 436

Current liabilities
Financial debt	-3 328	-372	-2 384			-6 084

Financial debt - undiscounted	-3 328	-372	-2 384			-6 084

Derivative financial instruments	-43	-39	-9			-91

Total current financial debt	-3 371	-411	-2 393			-6 175

Net debt	4 306	6 167	-2 351	-9 492	-8 813	-10 183

	2022

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	4 142	6 911	36		9	11 098

Commodities					111	111

Derivative financial instruments	23	147	19		15	204

Cash and cash equivalents	4 011	3 506				7 517

Total current financial assets	8 176	10 564	55		135	18 930

Non-current liabilities
Financial debt				-8 975	-11 269	-20 244

Financial debt - undiscounted				-9 002	-11 394	-20 396

Total non-current financial debt				-8 975	-11 269	-20 244

Current liabilities
Financial debt	-3 215	-146	-2 515			-5 876

Financial debt - undiscounted	-3 215	-146	-2 517			-5 878

Derivative financial instruments	-38	-13	-4			-55

Total current financial debt	-3 253	-159	-2 519			-5 931

Net debt	4 923	10 405	-2 464	-8 975	-11 134	-7 245

Derivative financial instruments and accrued interest on derivative financial instruments
	2023

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-4 329	-6 604	-556	-11 489

Potential inflows in various currencies - from financial derivative assets	4 311	6 841	623	11 775

	2022

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-2 029	-4 598	-316	-6 943

Potential inflows in various currencies - from financial derivative assets	2 029	4 712	321	7 062

Other contractual liabilities of the net debt or liquidity
	2023

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debt, including current portion	-64	-372	-1 258	-3 376	-5 070

Lease liabilities [1]	-65	-165	-635	-963	-1 828

Trade payables	-4 793	-133			-4 926

Contingent consideration liabilities		-14	-205	-184	-403

[1] Note 11 provides additional disclosures related to lease liabilities.
	2022

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debt, including current portion	-64	-412	-1 432	-3 624	-5 532

Lease liabilities [1]	-71	-180	-616	-922	-1 789

Trade payables	-5 020	-126			-5 146

Contingent consideration liabilities	-16	-115	-437	-267	-835

[1] Note 11 provides additional disclosures related to lease liabilities.

Potential impact on the consolidated income statement due to increase (decrease) in currency exchange rates
(USD millions)	2023	2022

5% increase in foreign currency exchange rates against USD	3	-6

5% decrease in foreign currency exchange rates against USD	-3	7

Potential impact on the consolidated equity due to increase (decrease) in currency exchange rates
(USD millions)	2023	2022

5% increase in foreign currency exchange rates against USD	97	93

5% decrease in foreign currency exchange rates against USD	-102	-98

Potential impact on the consolidated income statement due to increase (decrease) in equity prices
(USD millions)	2023	2022

15% increase in equity prices	91	109

15% decrease in equity prices	-91	-109

Potential impact on the consolidated equity due to increase (decrease) in equity prices
(USD millions)	2023	2022

15% increase in equity prices	182	124

15% decrease in equity prices	-182	-124